Subsequent Event	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Event

Note 23: Subsequent Event

On January 31, 2017, CNH Industrial completed its acquisition, previously announced on October 31, 2016, of the agricultural grass and soil business of Kongskilde Industries. Effective February 1, 2017, CNH Industrial will take over the business unit that develops, manufactures and sells solutions for agricultural applications for tillage, seeding and hay & forage under various brands, including Kongskilde, Överum, Howard and JF.